Financial performance, Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial performance [Abstract]
General and administrative expenses	$ 1,668	$ 2,751	$ 3,319
Consulting and professional costs	1,922	881	3,407
Depreciation and amortization	260	52	173
Total other expenses	$ 3,850	$ 3,684	$ 6,899